Fair values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 1,325	$ 464
Derivative assets-non-current in "Other non-current assets"	189	128
Liabilities
Derivative liabilities-current in "Other current liabilities"	438	202
Derivative liabilities-non-current in "Other non-current liabilities"	108	52
Level 1 | Recurring
Assets.
Total financial assets, fair value	136	129
Liabilities
Derivative liabilities-current in "Other current liabilities"		3
Total financial liabilities, fair value		3
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	136	104
Level 1 | Debt securities - European government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"		25
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	289	372
Derivative assets-non-current in "Other non-current assets"	189	128
Total financial assets, fair value	1,327	877
Liabilities
Derivative liabilities-current in "Other current liabilities"	438	199
Derivative liabilities-non-current in "Other non-current liabilities"	108	52
Total financial liabilities, fair value	546	251
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	110	159
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2	3
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	85	69
Available-for-sale securities in "Marketable securities and short-term investments"	652	146
Total fair value | Recurring
Assets.
Derivative assets-current in "Other current assets"	289	372
Derivative assets-non-current in "Other non-current assets"	189	128
Total financial assets, fair value	1,463	1,006
Liabilities
Derivative liabilities-current in "Other current liabilities"	438	202
Derivative liabilities-non-current in "Other non-current liabilities"	108	52
Total financial liabilities, fair value	546	254
Total fair value | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	110	159
Total fair value | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	136	104
Total fair value | Debt securities - European government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"		25
Total fair value | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2	3
Total fair value | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	85	69
Available-for-sale securities in "Marketable securities and short-term investments"	$ 652	$ 146